SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			a*od7hmo
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			12-31-2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		654 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	February 14 2013
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		42

Form 13F Information Table Value Total: 		85,366
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 12/31/12

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
American International Group Inc.
COM NEW
026874784
764
21,650
SH

SHARED-DEFINED

21,650
Apple Inc.
COM
037833100
8,208
15,423
SH

SHARED-DEFINED

15,423
Bank of America Corporation
COM
060505904
218
18,800
SH
CALL
SHARED-DEFINED

18,800
Bank of America Corporation
COM
060505104
1,179
101,569
SH

SHARED-DEFINED

101,569
Childrens Place Retail Stores Inc.
COM
168905107
1,202
27,150
SH

SHARED-DEFINED

27,150
Citigroup Inc.
COM NEW
172967424
578
14,600
SH

SHARED-DEFINED

14,600
Colfax Corporation
COM
194014106
2,114
52,400
SH

SHARED-DEFINED

52,400
Corning Inc.
COM
219350105
238
18,860
SH

SHARED-DEFINED

18,860
CVS Caremark Corp.
COM
126650100
6,286
130,012
SH

SHARED-DEFINED

130,012
Dynegy Inc.
*W EXP 99/99/999
26817R116
265
209,685
SH

SHARED-DEFINED

209,685
Essa Bancorp Inc.
COM
29667D104
231
21,250
SH

SHARED-DEFINED

21,250
Fifth & Pacific Companies Inc.
COM
316645100
722
57,989
SH

SHARED-DEFINED

57,989
Finish Line Inc.
CL A
317923100
4,883
257,947
SH

SHARED-DEFINED

257,947
Foot Locker Inc.
COM
344849104
810
25,203
SH

SHARED-DEFINED

25,203
Gardner Denver Inc.
COM
365558905
1,665
24,300
SH
CALL
SHARED-DEFINED

24,300
General Motors Co.
COM
37045V900
565
19,600
SH
CALL
SHARED-DEFINED

19,600
General Motors Co.
COM
37045V100
1,382
47,937
SH

SHARED-DEFINED

47,937
GNC Holdings Inc.
COM CL A
36191G107
968
29,100
SH

SHARED-DEFINED

29,100
Hewlett Packard Co.
COM
428236903
939
65,900
SH
CALL
SHARED-DEFINED

65,900
JPMORGAN CHASE & CO
COM
46625H900
558
12,700
SH
CALL
SHARED-DEFINED

12,700
JPMORGAN CHASE & CO
COM
46625H100
3,592
81,696
SH

SHARED-DEFINED

81,696
Macy's Inc.
COM
55616P104
4,470
114,559
SH

SHARED-DEFINED

114,559
McGraw-Hill Companies Inc.
COM
580645909
869
15,900
SH
CALL
SHARED-DEFINED

15,900
McGraw-Hill Companies Inc.
COM
580645109
3,596
65,770
SH

SHARED-DEFINED

65,770
Microsoft Corp.
COM
594918104
5,471
204,816
SH

SHARED-DEFINED

204,816
Navios Maritime Acquisition Corp.
SHS
Y62159101
3,869
1,605,539
SH

SHARED-DEFINED

1,605,539
Navios Maritime Holdings Inc.
COM
Y62196103
1,372
407,200
SH

SHARED-DEFINED

407,200
Netflix Inc.
COM
64110L956
2,102
22,700
SH
PUT
SHARED-DEFINED

22,700
Omnicare Inc.
COM
681904108
1,569
43,453
SH

SHARED-DEFINED

43,453
Pacific Drilling SA Luxembou
REG SHS
L7257P106
5,075
561,113
SH

SHARED-DEFINED

561,113
Realogy Holdings Corp
COM
75605Y106
2,358
56,204
SH

SHARED-DEFINED

56,204
SPDR S&P 500 ETF TR
TR UNIT
78462F903
3,162
22,200
SH
CALL
SHARED-DEFINED

22,200
SPDR S&P Biotech
S&P BIOTECH
78464A870
967
11,000
SH

SHARED-DEFINED

11,000
Staples, Inc.
COM
855030102
296
42,500
SH

SHARED-DEFINED

42,500
Target Corporation
COM
87612E106
1,496
25,277
SH

SHARED-DEFINED

25,277
Timken Co
COM
887389104
3,512
76,923
SH

SHARED-DEFINED

76,923
Town Sports International Hldgs Inc.
COM
89214A102
850
79,750
SH

SHARED-DEFINED

79,750
United States Natural Gas Fund
UNIT PAR $0.001
912318201
378
19,976
SH

SHARED-DEFINED

19,976
Wal-Mart Stores Inc.
COM
931142103
1,789
26,800
SH

SHARED-DEFINED

26,800
Walt Disney Co.
COM
254687106
1,127
22,645
SH

SHARED-DEFINED

22,645
Wellpoint Inc.
COM
94973V907
774
12,700
SH
CALL
SHARED-DEFINED

12,700
Wellpoint Inc.
COM
94973V107
2,897
47,550
SH

SHARED-DEFINED

47,550